Related Party Transactions - Transactions and balances with Hygo and Affiliates (Details) - Hygo Energy Transition Ltd $ in Thousands	4 Months Ended
Apr. 15, 2021 USD ($)
Related Party Transaction [Line Items]
Total	$ 3,631
Management and administrative services revenue
Related Party Transaction [Line Items]
Other	2,051
Ship management fees income
Related Party Transaction [Line Items]
Other	904
Debt guarantee compensation
Related Party Transaction [Line Items]
Debt guarantee compensation	$ 676